Issued capital - Ordinary shares (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Jun. 30, 2024
Disclosure of classes of share capital [line items]
Issued capital	$ 307,737	$ 297,618
Fully Paid Ordinary Shares, Following Capital Reorganisation
Disclosure of classes of share capital [line items]
Number of shares issued and fully paid	29,973,504
Issued capital	$ 307,737	$ 297,618